Benefit Plans - Effect of One-Percentage-Point Change in Assumed Healthcare Cost Trend Rates (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Effect on total annual service and interest cost	$ 0.1
Effect on other post-retirement benefit obligations	1.0
Effect on total annual service and interest cost	(0.1)
Effect on other post-retirement benefit obligations	$ (0.9)